Restructuring Charges	9 Months Ended
Sep. 30, 2018
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring Charges
During the three and nine months ended September 30, 2018, the Company recorded restructuring charges of $0.8 million and $4.1 million, respectively. The restructuring charges primarily related to severance costs resulting from reorganization and realignment of resources of certain of the Company's business development, marine solutions and fleet operations functions to better respond to the changing business environment.

During the three and nine months ended September 30, 2017, the Company recorded restructuring charges of $2.9 million and $5.1 million, respectively. The restructuring charges primarily related to: severance costs resulting from the termination of the charter contract for the Arendal Spirit UMS in Teekay Offshore and the resulting decommissioning of the unit; reorganization and realignment of resources of certain of the Company's strategic development functions to better respond to the changing business environment; and reorganization of the Company's FPSO business to create better alignment with the Company's offshore operations.

At September 30, 2018 and December 31, 2017, $0.8 million and $1.3 million, respectively, of restructuring liabilities were recorded in accrued liabilities and other on the consolidated balance sheets.